REVENUE (Schedule of Disaggregated revenue information) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Sale of copper ores [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers | ¥		¥ 1,403
Sale of copper ores [Member] | USD [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers | $	$ 204
Sale of copper ores [Member] | Type of goods [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers | ¥		1,403
Sale of copper ores [Member] | Type of goods [Member] | USD [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers | $	204
Mainland China [Member] | Geographic market [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers | ¥		1,403
Mainland China [Member] | USD [Member] | Geographic market [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers | $	204
Goods transferred at a point in time [Member] | Timing of revenue recognition [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers | ¥		¥ 1,403
Goods transferred at a point in time [Member] | USD [Member] | Timing of revenue recognition [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers | $	$ 204